3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Details) - shares	Jan. 31, 2020	Jan. 31, 2019
Details
Anti-dilutive warrants outstanding	0	1,575,565
Anti-dilutive warrants outstanding	2,975,000	2,625,000